NET TRADING INCOME - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trading income (expense) [Abstract]
Foreign exchange translation gains (losses)	£ 212	£ 12	£ (255)
Gains on foreign exchange trading transactions	394	527	677
Total foreign exchange	606	539	422
Investment property gains (losses) (note 25)	575	(209)	(108)
Securities and other gains	16,019	6,890	17,974
Net trading income	£ 17,200	£ 7,220	£ 18,288